UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04244

SOUND SHORE FUND, INC.

(Exact name of registrant as specified in charter)

3435 Stelzer Road

Columbus, OH 43219

(Address of principal executive offices) (Zip Code)

T. Gibbs Kane, Jr., President

8 Sound Shore Drive

Greenwich, Connecticut 06830

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 551-1980

Date of fiscal year end: December 31, 2014

Date of reporting period: March 31, 2014

Item 1. Schedule of Investments.

SOUND SHORE FUND, INC.

SCHEDULE OF INVESTMENTS

MARCH 31, 2014 (Unaudited)

	Share Amount	Market Value
Common Stocks (97.5%)
Consumer Discretionary (10.4%)
Comcast Corp., Class A	1,079,700	$54,006,594
DIRECTV †	629,800	48,129,316
Kohl’s Corp.	749,700	42,582,960
Lowe’s Cos., Inc.	1,019,600	49,858,440
Time Warner, Inc.	603,900	39,452,787

		234,030,097

Consumer Staples (5.0%)
CVS Caremark Corp.	752,700	56,347,122
Procter & Gamble Co.	700,900	56,492,540

		112,839,662

Diversified Financials (13.6%)
Bank of America Corp.	3,632,800	62,484,160
Capital One Financial Corp.	709,400	54,737,304
CIT Group, Inc.	1,081,100	52,995,522
Citigroup, Inc.	1,136,000	54,073,600
Invesco, Ltd.	1,390,700	51,455,900
The Charles Schwab Corp.	1,108,200	30,287,106

		306,033,592

Energy (12.1%)
Baker Hughes, Inc.	666,100	43,309,822
BP PLC ADR	1,311,200	63,068,720
Hess Corp.	691,000	57,270,080
Schlumberger, Ltd.	535,500	52,211,250
Weatherford International, Ltd. †	3,218,200	55,867,952

		271,727,824

See Notes to Schedule of Investments.

1

SOUND SHORE FUND, INC.

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2014 (Unaudited)

	Share Amount	Market Value
Health Care (6.2%)
Cardinal Health, Inc.	627,700	$43,926,446
UnitedHealth Group, Inc.	573,800	47,045,862
WellPoint, Inc.	487,400	48,520,670

		139,492,978

Industrials (4.7%)
General Electric Co.	2,421,100	62,682,279
Southwest Airlines Co.	1,857,700	43,860,297

		106,542,576

Insurance (6.7%)
American International Group, Inc.	1,112,500	55,636,125
Aon PLC	564,900	47,609,772
Marsh & McLennan Cos., Inc.	980,400	48,333,720

		151,579,617

Materials (6.7%)
Alcoa, Inc.	3,985,800	51,297,246
E.I. du Pont de Nemours & Co.	815,400	54,713,340
Owens-Illinois, Inc. †	1,341,700	45,389,711

		151,400,297

Pharmaceuticals, Biotechnology & Life Sciences (10.9%)
Agilent Technologies, Inc.	805,300	45,032,376
Hospira, Inc. †	965,300	41,749,225
Novartis AG ADR	606,600	51,573,132
Sanofi SA ADR	1,173,300	61,340,124
Thermo Fisher Scientific, Inc.	373,800	44,945,712

		244,640,569

Technology (16.4%)
Applied Materials, Inc.	2,506,300	51,178,646
Flextronics International, Ltd. †	4,969,000	45,913,560
Google, Inc., Class A †	41,000	45,694,910

See Notes to Schedule of Investments.

2

SOUND SHORE FUND, INC.

SCHEDULE OF INVESTMENTS (Concluded)

MARCH 31, 2014 (Unaudited)

	Share Amount	Market Value
Technology (Continued)
Microsoft Corp.	1,281,800	$52,540,982
Qualcomm, Inc.	846,500	66,754,990
Teradata Corp. †	1,137,700	55,963,463
Texas Instruments, Inc.	1,083,200	51,072,880

		369,119,431

Telecommunication Services (2.2%)
Vodafone Group PLC — SP ADR	1,337,200	49,222,332

Utilities (2.6%)
AES Corp.	4,006,000	57,205,680

Total Common Stocks (cost $1,490,171,698)		$2,193,834,655

Short-Term Investments (2.2%)
Money Market Fund (2.2%)
Western Asset Institutional U.S. Treasury Fund, 0.02% (a)	49,751,244	$49,751,244

Total Money Markets (cost $49,751,244)		$49,751,244

Total Investments (99.7%) (cost $1,539,922,942) *		$2,243,585,899
Other Assets less Liabilities (0.3%)		6,826,350

Net Assets (100.0%)		$2,250,412,249

†	Non-income producing security
(a)	Rate disclosed is as of March 31, 2014.

ADR — American Depositary Receipt

PLC — Public Limited Company

*	Cost for federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation consists of:

Gross Unrealized Appreciation	$723,410,638
Gross Unrealized Depreciation	(19,747,681)

Net Unrealized Appreciation	$703,662,957

See Notes to Schedule of Investments.

3

SOUND SHORE FUND, INC.

NOTES TO SCHEDULE OF INVESTMENTS

MARCH 31, 2014 (Unaudited)

1.	Organization

Sound Shore Fund, Inc. (the “Fund”) was incorporated under the laws of the State of Maryland on February 19, 1985 and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940 (the “Act”). The investment objective of the Fund is growth of capital.

2.	Significant Accounting Policies

This Schedule of Investments is prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”), which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities. Actual results could differ from those estimates.

The following represent significant accounting policies of the Fund:

a. Security Valuation

Exchange traded securities, including those traded on the National Association of Securities Dealers’ Automated Quotation system (“NASDAQ”), are valued at the last quoted sale price as provided by independent pricing services as of the close of trading on the system or exchange on which they are primarily traded, on each Fund business day. In the absence of a sale, such securities are valued at the mean of the last bid and asked prices. Non-exchange traded securities for which over-the-counter market quotations are readily available are generally valued at the mean between the current bid and asked prices provided by independent pricing services. Fixed-income securities may be valued at prices supplied by the Fund’s pricing agent based on broker or dealer supplied valuations or matrix pricing, a method of valuing securities by reference to the value of other securities with similar characteristics, such as rating, interest rate and maturity. Investments in other open-end regulated investment companies are valued at net asset value (“NAV”). Short-term instruments with remaining maturities of 60 days or less may be valued at amortized cost.

The Fund values securities at fair value pursuant to procedures adopted by the Board of Directors if market quotations are not readily available (including a short and temporary lapse in the provision of a price by the regular pricing source) or, if in the judgment of the Adviser, the prices or values available do not represent the fair value of the instrument. Factors which may cause the Adviser to make such a judgment include, but are not limited to, the following: (i) only a bid price or an asked price is available, (ii) the spread between the bid price and the asked price is substantial, (iii) the frequency of sales, (iv) the thinness of the market, (v) the size of reported trades, and (vi) actions of the securities markets, such as the suspension or limitation of trading. Fair valuation is based on subjective factors and, as a result, the fair value price of an asset may differ from the asset’s market price and may not be the price at which the asset may be sold. Fair valuation could result in a NAV different from one determined by using market quotations.

SOUND SHORE FUND, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2014 (Unaudited)

Valuation inputs used to determine the value of the Fund’s investments are summarized in the three broad levels listed below:

•	Level 1—quoted prices in active markets for identical assets

•	Level 2—other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Pursuant to the valuation procedures noted previously, equity securities (including exchange traded securities and other open-end regulated investment companies) are generally categorized as Level 1 securities in the fair value hierarchy. Fixed-income securities and short-term instruments are generally categorized as Level 2 securities in the fair value hierarchy. Investments for which there are no quotations, or for which quotations do not appear reliable, are valued at fair value as determined in good faith by the Pricing Committee under the direction of the Board. These valuations are typically categorized as Level 2 or Level 3 in the fair value hierarchy.

The following table summarizes the Fund’s investments categorized in the fair value hierarchy as of March 31, 2014:

Security Type	Level 1	Level 2	Level 3	Total Investments in Securities
Common Stocks	$2,193,834,655	$—	$—	$2,193,834,655
Short-Term Investments	$49,751,244	$—	$—	$49,751,244

Total Investments	$2,243,585,899	$—	$—	$2,243,585,899

At March 31, 2014, all equity securities and open-end mutual funds were included in Level 1 in the table above. Please refer to the Schedule of Investments to view equity securities categorized by industry type.

SOUND SHORE FUND, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Concluded)

MARCH 31, 2014 (Unaudited)

The Fund’s policy is to disclose transfers between Levels based on valuations at the end of the reporting period. There were no transfers between Levels for the three months ending March 31, 2014, based on the valuation input Levels on December 31, 2013.

b. Security Transactions

Security transactions are recorded on a trade date basis.

3.	Subsequent Events

Subsequent events occurring after the date of this report have been evaluated for potential impact to this report through the date the report was issued.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) were effective as of a date within 90 days of the filing date of this report (the “Evaluation Date”) based on their evaluation of the registrant’s disclosure controls and procedures as of the Evaluation Date.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Act are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: Sound Shore Fund, Inc.

By (Signature and Title)	/s/ T. Gibbs Kane, Jr.
T. Gibbs Kane, Jr., President

Date: May 13, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ T. Gibbs Kane, Jr.
T. Gibbs Kane, Jr., President

Date: May 13, 2014

By (Signature and Title)	/s/ Charles S. Todd
Charles S. Todd, Treasurer

Date: May 13, 2014